Organization and Nature of Business	7 Months Ended
Dec. 31, 2022
Prairie Operating Co LLC [Member]
Organization and Nature of Business

Note 1 – Organization and Nature of Business

Organization and General

Prairie Operating Co., LLC (the “Company”) is a limited liability company formed under the laws of the State of Delaware on June 7, 2022. The Company was formed for the purpose of acquiring and operating oil and gas properties in the United States.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from June 7, 2022 (inception) to December 31, 2022, relates to the Company’s formation, the Merger (as defined below) and the Exok Acquisition (see Notes 1 and 6). As of December 31, 2022, the Company did not generate any operating revenues. The Company has selected December 31 as its fiscal year end.

Merger Agreement

On October 24, 2022, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with Prairie Operating Co., a Delaware corporation (“PrairieCo”), and Creek Road Merger Sub, LLC, a Delaware limited liability company (“Merger Sub”), pursuant to which Merger Sub merged with and into the Company (the “Merger”), with the Company surviving and continuing to exist as a Delaware limited liability company and a wholly-owned subsidiary of PrairieCo. The Merger closed on May 3, 2023 (the “Closing Date”). See Note 6 for further discussion.

Acquisition of Oil and Gas Properties

Concurrently with entering into the Merger Agreement, the Company entered into a purchase and sale agreement (the “PSA”) with Exok, Inc. (“Exok”) to acquire certain oil and gas leasehold interests (the “Exok Assets”) covering 23,485 net acres and 37,030 gross acres in Weld County, Colorado in exchange for $28,182,000 payable as (i) $24,000,000 in cash and (ii) $4,182,000 in shares of common stock of PrairieCo (“Common Stock”) and warrants to purchase shares of Common Stock (the “Exok Acquisition”). The Exok Acquisition closed on May 3, 2023. See Note 6 for further discussion.